Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Inventories Explanatory [Abstract]
Inventories

	December 31, 2021	December 31, 2020

Ore stockpile	$26,411	$9,203

Rough diamonds	44,255	48,036

Supplies inventory	39,166	33,267

Total	$109,832	$90,506